UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Ryan L. Roell, Principal Executive Officer

Series Portfolios Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1709

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2026

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)

Geneva SMID Cap Growth Fund
Institutional Class| GCSVX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Geneva SMID Cap Growth Fund for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.genevacap.com/mutual-fund. You can also request this information by contacting us at 1-855-213-2973.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$42	0.85%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$45,644,754
Number of Holdings	36
Net Advisory Fee	$32,565
Portfolio Turnover	9%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of net assets)
RBC Bearings, Inc.	6.6%
Keysight Technologies, Inc.	6.5%
Monolithic Power Systems, Inc.	4.3%
Rollins, Inc.	4.3%
Advanced Drainage Systems, Inc.	4.0%
Balchem Corp.	4.0%
AAON, Inc.	3.9%
Axon Enterprise, Inc.	3.7%
Burlington Stores, Inc.	3.7%
Exponent, Inc.	3.7%

Industry	(% of net assets)
Software	6.9%
Metal Fabricating	6.6%
Electronic Equipment Gauges and Meters	6.5%
Medical Equipment	6.4%
Consumer Services: Misc.	6.4%
Building Climate Control	5.8%
Professional Business Support Services	5.6%
Production Technology Equipment	4.9%
Semiconductors	4.3%
Cash & Other	46.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.genevacap.com/mutual-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Geneva Capital Management LLC documents not be householded, please contact Geneva Capital Management LLC at 1-855-213-2973, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Geneva Capital Management LLC or your financial intermediary.
Geneva SMID Cap Growth Fund	PAGE 1	TSR-SAR-81752T627

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

GENEVA SMID CAP GROWTH FUND
INSTITUTIONAL CLASS – GCSVX
Semi-Annual Financial Statements and Additional Information
February 28, 2026

Geneva SMID Cap Growth Fund
Schedule of Investments
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Apparel Retailers - 3.7%
Burlington Stores, Inc.(a)	5,509	$1,690,547
Building Climate Control - 5.8%
AAON, Inc.	17,692	1,790,430
Watsco, Inc.	2,052	856,361
		2,646,791
Building, Roofing/Wallboard and Plumbing - 4.0%
Advanced Drainage Systems, Inc.	10,667	1,827,684
Computer Services - 1.2%
EPAM Systems, Inc.(a)	3,975	560,475
Construction - 2.8%
Construction Partners, Inc. - Class A(a)	9,614	1,291,833
Consumer Services: Misc. - 6.4%
Copart, Inc.(a)	25,290	963,296
Rollins, Inc.	31,891	1,941,843
		2,905,139
Defense - 3.7%
Axon Enterprise, Inc.(a)	3,150	1,708,560
Diversified Retailers - 2.6%
Ollie’s Bargain Outlet Holdings, Inc.(a)	11,074	1,186,025
Electronic Equipment Gauges and Meters - 6.5%
Keysight Technologies, Inc.(a)	9,678	2,974,340
Engineering and Contracting Services - 3.7%
Exponent, Inc.	23,005	1,674,304
Health Care Management Services - 1.8%
HealthEquity, Inc.(a)	10,723	820,202
Insurance Brokers - 2.0%
Ryan Specialty Holdings, Inc.	23,312	917,327
Investment Services - 1.1%
MarketAxess Holdings, Inc.	2,607	500,544
Medical Equipment - 6.4%
Globus Medical, Inc. - Class A(a)	15,530	1,482,494
Repligen Corp.(a)	11,108	1,429,933
		2,912,427
Medical Services - 0.9%
Certara, Inc.(a)	59,695	422,641
Medical Supplies - 2.4%
Bio-Techne Corp.	18,319	1,080,821
Metal Fabricating - 6.6%
RBC Bearings, Inc.(a)	5,269	3,034,523

	Shares	Value
Nondurable Household Products - 3.0%
Church & Dwight Co., Inc.	13,108	$1,374,505
Production Technology Equipment - 4.9%
Novanta, Inc.(a)	7,469	1,001,058
Onto Innovation, Inc.(a)	5,704	1,231,437
		2,235,495
Professional Business Support Services - 5.6%
ExlService Holdings, Inc.(a)	49,749	1,554,656
Fair Isaac Corp.(a)	703	990,780
		2,545,436
Property & Casualty Insurance - 2.6%
Kinsale Capital Group, Inc.	3,032	1,181,479
Real Estate Services - 1.7%
CoStar Group, Inc.(a)	17,932	800,305
Recreational Products - 1.9%
Pool Corp.	3,808	865,101
Semiconductors - 4.3%
Monolithic Power Systems, Inc.	1,701	1,943,801
Software - 6.9%
Descartes Systems Group, Inc.(a)	12,794	847,603
HubSpot, Inc.(a)	1,738	459,718
Tyler Technologies, Inc.(a)	3,624	1,285,397
Vertex, Inc. - Class A(a)	38,528	557,885
		3,150,603
Specialty Chemicals - 4.0%
Balchem Corp.	9,983	1,811,216
TOTAL COMMON STOCKS (Cost $40,194,674)		44,062,124

	Contracts
CONTINGENT VALUE RIGHTS - 0.0%(b)
Health Care - 0.0%(b)
Abiomed – J&J(a)(c)	169	212
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		212

	Shares
SHORT-TERM INVESTMENTS - 3.6%
Money Market Funds - 3.6%
First American Government Obligations Fund - Class X, 3.60%(d)	1,630,529	1,630,529
TOTAL SHORT-TERM INVESTMENTS (Cost $1,630,529)		1,630,529
TOTAL INVESTMENTS - 100.1% (Cost $41,825,203)		$45,692,865
Liabilities in Excess of Other Assets - (0.1)%		(48,111)
TOTAL NET ASSETS - 100.0%		$45,644,754

The accompanying notes are an integral part of these financial statements.

1

Geneva SMID Cap Growth Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $212 or 0.0% of net assets as of February 28, 2026.

(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

2

Geneva SMID Cap Growth Fund
Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

ASSETS:
Investments, at value	$45,692,865
Dividends receivable	21,210
Receivable for fund shares sold	5,505
Prepaid expenses and other assets	17,673
Total assets	45,737,253
LIABILITIES:
Payable for fund administration and accounting fees	39,458
Payable for transfer agent fees and expenses	13,973
Payable for directors fees	10,280
Payable for audit fees	9,612
Payable to Adviser	4,989
Payable for compliance fees	5,697
Payable for custodian fees	2,227
Accrued expenses and other liabilities	6,263
Total liabilities	92,499
NET ASSETS	$45,644,754
NET ASSETS CONSISTS OF:
Paid-in capital	$42,897,556
Total distributable earnings	2,747,198
Total net assets	$45,644,754
Institutional Class
Net assets	$45,644,754
Shares issued and outstanding(a)	4,855,764
Net asset value, offering and redemption price per share	$9.40
Cost:
Investments, at cost	$41,825,203

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

Geneva SMID Cap Growth Fund
Statement of Operations
For the Period Ended February 28, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$122,837
Total investment income	122,837
EXPENSES:
Investment advisory fee (See Note 3)	171,009
Fund administration and accounting fees (See Note 3)	59,761
Transfer agent fees (See Note 3)	22,711
Legal fees	13,848
Federal and state registration fees	13,079
Trustees’ fees	10,006
Audit fees	9,612
Compliance fees (See Note 3)	8,703
Custodian fees (See Note 3)	4,842
Reports to shareholders	1,853
Other expenses and fees	4,717
Total expenses before waiver	320,141
Less: Expense waiver by Adviser (See Note 3)	(138,444)
Net expenses	181,697
NET INVESTMENT LOSS	(58,860)
REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(843,291)
Net change in unrealized appreciation (depreciation) on investments	333,743
Net realized and change in unrealized loss on investments	(509,548)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(568,408)

The accompanying notes are an integral part of these financial statements.

4

Geneva SMID Cap Growth Fund
Statements of Changes in Net Assets

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
OPERATIONS:
Net investment loss	$(58,860)	$(135,167)
Net realized gain (loss) on investments	(843,291)	1,318,526
Net change in unrealized appreciation (depreciation) on investments	333,743	(2,500,064)
Net decrease in net assets resulting from operations	(568,408)	(1,316,705)
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings - Institutional Class (See Note 4)	(1,307,595)	(183,011)
Total distributions to shareholders	(1,307,595)	(183,011)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	5,776,082	10,306,142
Shares issued from reinvestment of distributions - Institutional Class	1,302,855	182,825
Shares redeemed - Institutional Class	(2,908,509)	(915,484)
Net increase in net assets from capital transactions(a)	4,170,428	9,573,483
NET INCREASE IN NET ASSETS	2,294,425	8,073,767
NET ASSETS:
Beginning of the period	43,350,329	35,276,562
End of the period	$45,644,754	$43,350,329

(a)	A summary of capital share transactions is as follows:

SHARES TRANSACTIONS
Shares sold - Institutional Class	610,152	1,002,531
Shares issued from reinvestment of distributions - Institutional Class	142,700	17,329
Shares redeemed - Institutional Class	(305,588)	(91,314)
Total increase in shares outstanding	447,264	928,546

The accompanying notes are an integral part of these financial statements.

5

GENEVA SMID CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
For a Fund share outstanding throughout each period.

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31,			Period Ended August 31, 2022(a)
		2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$9.83	$10.14	$8.52	$7.90	$10.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)	(0.03)	(0.02)	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments(c)	(0.13)	(0.23)	1.64	0.64	(2.06)
Total from investment operations	(0.14)	(0.26)	1.62	0.62	(2.10)
LESS DISTRIBUTIONS FROM:
Net realized gains	(0.29)	(0.05)	—	—	—
Total distributions	(0.29)	(0.05)	—	—	—
Net asset value, end of period	$9.40	$9.83	$10.14	$8.52	$7.90
TOTAL RETURN(d)	−1.30%	−2.61%	19.01%	7.85%	−21.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$45,645	$43,350	$35,277	$2,050	$1,798
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	1.50%	1.58%	1.92%	13.45%	15.13%
After expense waiver/recoupment(e)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment loss to average net assets(e)	(0.28)%	(0.33)%	(0.23)%	(0.27)%	(0.43)%
Portfolio turnover rate(d)(f)	9%	12%	17%	17%	14%

(a)	Inception date of the Fund was September 3, 2021.
(b)	Calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments). The denominator includes the average fair value of long positions throughout the periods.

The accompanying notes are an integral part of these financial statements.

6

GENEVA SMID CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)
1. ORGANIZATION
Series Portfolios Trust (the “Trust”) is a Delaware statutory trust organized on July 27, 2015, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Geneva SMID Cap Growth Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The Fund’s investment adviser, Geneva Capital Management LLC (the “Adviser”), is responsible for investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing, and operation services to the Fund.
The Fund’s investment objective is to seek long-term capital appreciation by focusing on small and medium capitalization companies, as represented by the Russell Midcap® Index.
The Fund commenced operations on September 3, 2021. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946, Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.
The Fund offers two share classes, Investor Class and Institutional Class, for which there is no front-end sales load. Investor Class shares are subject to an annual Rule 12b-1 distribution fee of 0.25% and a shareholder servicing fee of 0.15% . Institutional Class shares are not subject to a Rule 12b-1 distribution fee or a shareholder servicing fee. As of February 28, 2026, Investor Class shares are not available for purchase.
The Fund may issue an unlimited number of shares of beneficial interest, with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non- exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

7

GENEVA SMID CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the year and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Assets
Common Stocks	$44,062,124	$—	$—	$44,062,124
Contingent Value Rights	—	—	212	212
Money Market Funds	1,630,529	—	—	1,630,529
Total Investments	$45,692,653	$—	$212	$45,692,865

Refer to the Fund’s Schedule of Investments for further information on the classification of investments.

8

GENEVA SMID CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of 8/31/2025	$204
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	8
Net purchases (sales)	—
Transfers into and/or out of Level 3	—
Balance as of 2/28/2026	$212
Net change in unrealized appreciation of Level 3 assets as of February 28, 2026	$8

The Fund received contingent value rights, which are valued as a Level 3 security, as a result of their ownership of Abiomed, Inc. common stock. This Level 3 investment is deemed to be immaterial and does not require disclosure of valuation techinques and inputs used. Level 3 investments totaled 0.00% of the Fund’s net assets.
B.
Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards, and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
C.
Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short- term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as a payable to custodian.

D.
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

9

GENEVA SMID CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
E.
Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts using the effective interest method.

F.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See Note 5). Shareholder servicing fees are expensed at an annual rate of up to 0.15% of average daily net assets of Investor Class shares (See Note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

G.
Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

H.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I.
Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

3. RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.80% of the Fund’s average daily net assets.
The Adviser has contractually agreed to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding Rule 12b-1 fees and shareholder servicing fees – Investor Class (see Note 5), acquired fund fees and expenses, redemption fees, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), other transactional expenses, annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.85% of the Fund’s average daily net asset value. The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the Fund for three years from the date they were waived or reimbursed, provided that, after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment. Fees voluntarily waived are not subject to recoupment and will be absorbed by the Adviser. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and

10

GENEVA SMID CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
subject thereafter to termination at any time upon 60 days written notice and approval by the Board or the Adviser. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
March 2026 – August 2026	127,765
September 2026 – August 2027	263,367
September 2027 – August 2028	296,406
September 2028 – February 2029	138,444

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended February 28, 2026, are disclosed in the Statement of Operations.
Quasar Distributors, LLC, is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.
4. TAX FOOTNOTE
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended February 28, 2026, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended August 31, 2023.
As of August 31, 2025, the Fund’s most recently completed fiscal year end, the components of distributable earnings on a tax basis were:

Tax cost of investments*	$39,988,318
Gross unrealized appreciation	$6,899,468
Gross unrealized depreciation	(3,488,122)
Net tax unrealized appreciation/depreciation	3,411,346
Undistributed ordinary income	—
Undistributed long-term capital gain	1,307,559
Other accumulated loss	(95,704)
Total distributable earnings	$4,623,201

*	Represents cost for federal income tax purposes and differs from cost for financial reporting due to wash sales.
As of August 31, 2025, the Fund’s most recently completed fiscal year end, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain ordinary losses which occur

11

GENEVA SMID CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2025, the Fund had $95,704 of deferred qualified late year losses.
Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.
The tax character of distributions paid for the period ending February 28, 2026, and year ended August 31, 2025 were as follows:

	Ordinary Income*	Long-Term Capital Gain	Total
2026	$ —	$1,307,595	$1,307,595
2025	$—	$183,011	$183,011

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
5. DISTRIBUTION & SHAREHOLDER SERVICING FEES
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the Investor Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets of the Investor Class. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to Investor Class shares of the Fund and the expenses it bears in the distribution of the Fund’s Investor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s Investor class shares to prospective investors; and preparation, printing, payments to intermediaries and distribution of sales literature and advertising materials.
Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by the Board no less frequently than annually. As of February 28, 2026, Investor Class shares were not available for purchase.
In addition, pursuant to a Shareholder Service Plan (the “Shareholder Servicing Plan”) adopted by the Trust on behalf of the Fund, the Advisor is authorized to engage financial institutions, securities dealers, and other industry professionals (“Shareholder Servicing Agent”) to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund. Payments made pursuant to the Shareholder Servicing Plan shall not exceed 0.15% of the average daily net asset value of the Investor Class of the Fund’s shares. As of February 28, 2026, Investor Class shares were not available for purchase.
Payments made under the Shareholder Servicing Plan shall be used to compensate Shareholder Servicing Agents for providing general shareholder liaison services, including, but not limited to: (i) answering inquiries from shareholders regarding account status and history, the manner in which purchases and redemptions of the Fund shares may be effected, and other matters pertaining to the Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) arranging for wiring of funds and transmitting and receiving funds in connection with orders to purchase or redeem Fund shares; (iv) verifying and guaranteeing shareholder signatures in connection with orders to purchase or redeem Fund shares; (v) providing such other similar services related to the maintenance of shareholder accounts; and (vi) providing necessary personnel and facilities to conduct the activities described above.

12

GENEVA SMID CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
Distribution and shareholder servicing fees are not subject to the Operating Expense Limitation Agreement (see Note 3) to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution and shareholder servicing fees will increase the expenses beyond the Operating Expense Limitation Agreement rate of 0.85% for the Investor Class shares.
6. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended February 28, 2026, were as follows:

	Purchases	Sales
U.S. Government Securities	$—	$—
Other Securities	6,676,854	3,668,505

7. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2026, one person owned 64.39% of the outstanding shares of the Fund.
8. ACCOUNTING PRONOUNCEMENT
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser’s Head of Operations; General Counsel and Chief Compliance Officer; and Client Portfolio Manager, who each serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and there were no additional subsequent events to report that would have a material impact on the Fund’s financial statements and notes to the financial statements.

13

GENEVA SMID CAP GROWTH FUND
ADDITIONAL INFORMATION
February 28, 2026 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https://www.sec.gov/. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-855-213-2973.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-213-2973. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-855-213-2973, or (2) on the SEC’s website at https://www.sec.gov/.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See the Statement of Operations in this report.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

14

INVESTMENT ADVISER
Geneva Capital Management LLC
411 East Wisconsin Avenue, Suite 2320
Milwaukee, WI 53202
DISTRIBUTOR
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Thompson Hine, LLP
41 South High Street, Fl 17
Columbus, OH 43215

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Statement of Operations under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for Semi-Annual Reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	5/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	5/4/2026

By (Signature and Title)	/s/ Douglas Schafer
Douglas Schafer, Principal Financial Officer

Date	5/4/2026